Liability related to warrants - Summary of Changes in Value of Liability Related to Warrants (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Warrants and Rights Note Disclosure [Abstract]
Number of warrants outstanding, beginning balance	1,925,929	497,355	497,355
Warrants issued during the period	3,891,052		1,428,574	497,355
Warrants exercised during the year	(1,173,970)
Number of warrants outstanding, ending balance	4,643,011	497,355	1,925,929	497,355
Warrants outstanding, beginning balance	$ 5,570,530	$ 10,462,137	$ 10,462,137	$ 10,462,137
Warrants issued during the period	7,126,957		7,585,314	18,119,998
Warrants exercised during the period	(1,769,000)
Revaluation	(7,715,810)	(7,231,224)	(12,633,316)	(7,869,253)
Movements in exchange rates	(392,652)	39,349	156,395	211,392
Warrants outstanding, ending balance	$ 2,820,025	$ 3,270,262	$ 5,570,530	$ 10,462,137